Nature of Regulation and Regulatory Matters - UNS Energy (Details) CAD in Millions, $ in Millions							1 Months Ended		12 Months Ended
	Feb. 27, 2017 USD ($)	Feb. 27, 2017 CAD	Aug. 01, 2016	Jan. 01, 2014	Jul. 01, 2013	May 01, 2012	May 30, 2017 CAD	Jan. 31, 2017 CAD	Dec. 31, 2016 CAD
TEP
Public Utilities, General Disclosures [Line Items]
Ownership (percent)	50.50%	50.50%
TEP | ACC | 2017 Rate Order
Public Utilities, General Disclosures [Line Items]
Increase in non-fuel base revenue	$ 81.5	CAD 108
Recovery of Operating Costs	$ 15.0	CAD 20
Return on original cost rate base (percent)	7.04%	7.04%
ROE (percent)	9.75%	9.75%			10.00%
Embedded cost of long-term debt (percent)	4.32%	4.32%
Capital structure of common equity (percent)	50.00%	50.00%			43.50%
TEP | FERC | Time value refunds
Public Utilities, General Disclosures [Line Items]
Accrued time value refunds									CAD 29
Time value refunds paid									22
Contingency accrual related to time-value refunds									CAD 7
Proceeds from Legal Settlements								CAD 11
Reversal of provision							CAD 7
UNS Electric | ACC
Public Utilities, General Disclosures [Line Items]
ROE (percent)			9.50%	9.50%
Capital structure of common equity (percent)			52.80%	52.60%
UNS Gas | ACC
Public Utilities, General Disclosures [Line Items]
ROE (percent)						9.75%
Capital structure of common equity (percent)						50.80%